Stock Awards and Stock-Based Compensation - Schedule of Outstanding RSU Activity (Details) - Restricted Stock Units (RSUs) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	29,740	19,505	8,460
Granted (in shares)	69,335	27,368	14,114
Vested (issued) (in shares)	(21,255)	(10,652)	(3,070)
Forfeited (in shares)	(5,058)	(6,481)	0
Balance at the end (in shares)	72,762	29,740	19,505